Earnings per Common Share - Schedule Of Earning per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended											9 Months Ended		12 Months Ended
		Oct. 31, 2020	Aug. 01, 2020	May 02, 2020	Feb. 01, 2020	Nov. 02, 2019	Aug. 03, 2019	May 04, 2019	Feb. 02, 2019	Nov. 03, 2018	Aug. 04, 2018	May 05, 2018	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income		$ 59,586	$ 167,676	$ (10,020)		$ 28,552	$ 48,347	$ 25,406					$ 217,242	$ 102,305
Weighted average common shares outstanding - basic (in shares)	[1]	76,771,000				72,484,000							73,908,000	72,480,000
Weighted average common shares outstanding - diluted (in shares)	[1]	80,714,000				75,201,000							77,171,000	74,766,000
Earnings per common share - basic (in usd per share)	[1]	$ 0.78				$ 0.39							$ 2.94	$ 1.41
Earnings per common share - diluted (in usd per share)	[1]	$ 0.74				$ 0.38							$ 2.82	$ 1.37
Anti-dilutive stock-based awards excluded from diluted calculation (in shares)		4,460,000				4,153,000							1,648,000	578,000
Service Restricted Units
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)		6,000				6,000							9,000	9,000
Performance Restricted Units
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)		1,423,000											991,000
Service Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)		1,081,000				1,271,000							871,000	824,000
Performance Unit Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)		1,433,000				1,440,000							1,392,000	1,453,000
New Academy Holding Company, LLC
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income					$ 17,738	$ 28,552	$ 48,347	$ 25,406	$ (21,458)	$ 1,773	$ 42,103	$ (976)			$ 120,043	$ 21,442	$ 58,501
Weighted average common shares outstanding - basic (in shares)															228,303,750	228,160,508	227,942,148
Weighted average common shares outstanding - diluted (in shares)															235,609,118	236,873,973	236,804,721
Earnings per common share - basic (in usd per share)															$ 0.53	$ 0.09	$ 0.26
Earnings per common share - diluted (in usd per share)															$ 0.51	$ 0.09	$ 0.25
Anti-dilutive stock-based awards excluded from diluted calculation (in shares)															1,833,855	7,485,706	10,150,627
New Academy Holding Company, LLC | Service Restricted Units
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)															35,376	51,417	19,608
New Academy Holding Company, LLC | Service Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)															2,886,601	4,036,699	4,062,335
New Academy Holding Company, LLC | Performance Unit Options
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of stock-based awards (in shares)															4,383,391	4,625,349	4,780,630

[1]	See Retrospective Presentation of Ownership Exchange in Note 2